Lease (Details 2)	12 Months Ended
Dec. 31, 2020 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$ 80,743
Financing cash flows related to finance leases	$ 774,971
Weighted average remaining lease term operating leases (in years)	1 year 8 months 19 days
Weighted average remaining lease term finance leases (in years)	2 years 1 month 13 days
Weighted average discount rate operating leases	7.00%
Weighted average discount rate finance leases	6.00%